Prepayments and other assets, net - Aging of loans receivable (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Prepayments and other assets, net
Total loans	¥ 14,243	¥ 33,632
1-29 days past Due
Prepayments and other assets, net
Total loans		3,000
30-89 days past Due
Prepayments and other assets, net
Total loans		200
Over 180 days past Due
Prepayments and other assets, net
Total loans	10,896	20,828
Total past Due
Prepayments and other assets, net
Total loans	10,896	24,028
Current
Prepayments and other assets, net
Total loans	¥ 3,347	¥ 9,604